Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

The following table (in thousands) provides supplemental disclosure of cash flow information:

	Nine Months Ended September 30,
	2015	2014
Cash paid during the year for interest, net of amounts capitalized and deferred	$13,471	$—
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	358,299	270,761
Non-cash distributions to affiliates for conveyance of assets	90,645	745
Other non-cash distribution to affiliates	149	—
Non-cash conveyance of assets to non-affiliate	13,169	—

SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2014	2013	2012
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliates)	$117,442	$163,830	$99,680